Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-B
Monthly Servicer's Report
for the month of March 2014
Collection Period Start	1-Mar-14	Distribution Date	15-Apr-14
Collection Period End	31-Mar-14	30/360 Days	30
Beg. of Interest Period	17-Mar-14	Actual/360 Days	29
End of Interest Period	15-Apr-14

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,168,693,999.35	233,160,181.46	186,003,354.43	0.1591549
Total Securities		1,168,693,999.35	233,160,181.46	186,003,354.43	0.1591549
Class A-1 Notes	0.349850%	156,000,000.00	0.00	0.00	0.0000000
Class A-2 Notes	0.379200%	378,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	0.920000%	351,000,000.00	0.00	0.00	0.0000000
Class A-4 Notes	1.100000%	85,000,000.00	34,466,182.11	0.00	0.0000000
Certificates	0.000000%	198,693,999.35	198,693,999.35	186,003,354.43	0.9361297

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2 Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	0.00	0.00	0.0000000	0.0000000
Class A-4 Notes	34,466,182.11	31,594.00	405.4844954	0.3716941
Certificates	12,690,644.92	0.00	63.8702979	0.0000000
Total Securities	47,156,827.03	31,594.00

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				2,926,442.90
Monthly Interest				1,241,442.97
Total Monthly Payments				4,167,885.87

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				147,244.55
Aggregate Sales Proceeds Advance				28,107,770.99
Total Advances				28,255,015.54

Vehicle Disposition Proceeds:
Reallocation Payments				34,145,021.56
Repurchase Payments				2,241,279.62
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				6,742,287.44
Excess Wear and Tear and Excess Mileage				338,169.69
Remaining Payoffs				0.00
Net Insurance Proceeds				136,091.73
Residual Value Surplus				2,277,020.38
Total Collections				78,302,771.83

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	22,825,732.71			1,454
Involuntary Repossession	122,627.00			8
Voluntary Repossession	62,121.00			4
Full Termination	11,124,417.85			660
Bankruptcy	10,123.00			1
Insurance Payoff		133,366.72		7
Customer Payoff			246,102.23	14
Grounding Dealer Payoff			4,965,775.24	272
Dealer Purchase			1,611,552.75	87
Total	34,145,021.56	133,366.72	6,823,430.22	2,507

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-B
Monthly Servicer's Report
for the month of March 2014

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	14,498	272,742,452.05	7.00000%	233,160,181.46
Total Depreciation Received		(3,555,248.99)		(3,109,259.63)
Principal Amount of Gross Losses	(27)	(485,461.21)		(419,346.09)
Repurchase / Reallocation	(133)	(2,550,095.77)		(2,241,279.62)
Early Terminations	(1,559)	(27,898,453.90)		(23,769,142.05)
Scheduled Terminations	(1,101)	(20,365,107.55)		(17,617,799.64)
Pool Balance - End of Period	11,678	217,888,084.63		186,003,354.43

Remaining Pool Balance
Lease Payment				16,172,500.31
Residual Value				169,830,854.12
Total				186,003,354.43

III. DISTRIBUTIONS

Total Collections					78,302,771.83
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					78,302,771.83

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					273,210.03
3. Reimbursement of Sales Proceeds Advance					25,997,685.72
4. Servicing Fee:
Servicing Fee Due					194,300.15
Servicing Fee Paid					194,300.15
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					26,465,195.90

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					0.00

Class A-3 Notes Monthly Interest Paid					0.00
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-B
Monthly Servicer's Report
for the month of March 2014

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	31,594.00

Class A-4 Notes Monthly Interest Paid	31,594.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	31,594.00
Total Note and Certificate Monthly Interest Paid	31,594.00
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	51,805,981.93

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	34,466,182.11

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	34,466,182.11
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	12,690,644.92
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	4,649,154.90

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-B
Monthly Servicer's Report
for the month of March 2014

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		5,843,470.00
Required Reserve Account Amount		17,530,409.99
Beginning Reserve Account Balance		17,530,409.99
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		17,530,409.99
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		4,649,154.90
Gross Reserve Account Balance		22,179,564.89
Remaining Available Collections Released to Seller		4,649,154.90
Total Ending Reserve Account Balance		17,530,409.99

V. POOL STATISTICS

Weighted Average Remaining Maturity		5.02
Monthly Prepayment Speed		135%
Lifetime Prepayment Speed		79%

	$	units
Recoveries of Defaulted and Casualty Receivables	440,396.10
Securitization Value of Defaulted Receivables and Casualty Receivables	419,346.09	27
Aggregate Defaulted and Casualty Gain (Loss)	21,050.01
Pool Balance at Beginning of Collection Period	233,160,181.46
Net Loss Ratio	0.0090%

Cumulative Net Losses for all Periods	-0.0201%	(234,330.57)

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	1,780,559.65	117
61-90 Days Delinquent	354,426.35	23
91-120+ Days Delinquent	160,889.74	10
Total Delinquent Receivables:	2,295,875.74	150
60+ Days Delinquencies as Percentage of Receivables	0.22%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	33,950,150.56	2,114
Securitization Value	32,601,682.43
Aggregate Residual Gain (Loss)	1,348,468.13

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	356,216,708.84	22,375
Cumulative Securitization Value	359,358,174.75
Cumulative Residual Gain (Loss)	(3,141,465.91)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		45,264,429.64
Reimbursement of Outstanding Advance		25,997,685.72
Additional Advances for current period		28,107,770.99
Ending Balance of Residual Advance		47,374,514.91

Beginning Balance of Payment Advance		478,298.99
Reimbursement of Outstanding Payment Advance		273,210.03
Additional Payment Advances for current period		147,244.55
Ending Balance of Payment Advance		352,333.51

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-B
Monthly Servicer's Report
for the month of March 2014

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No